Commitments And Contingent Liabilities (Schedule Of Future Minimum Lease Payments For Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	$ 5,594
2016	4,527
2017	4,195
2018	809
2019 and thereafter	538
Operating Leases, Future Minimum Payments Due, Total	15,663
Facilities [Member]
2015	4,519
2016	3,692
2017	3,398
2018	809
2019 and thereafter	538
Operating Leases, Future Minimum Payments Due, Total	12,956
Motor Vehicles [Member]
2015	1,075
2016	835
2017	797
2018
2019 and thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 2,707